Net Income (Loss) Per Share Net Income (Loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share	Net (Loss) Income Per Share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Net (loss) income attributable to the shareholders of Teekay Corporation - basic	(2,913)	(35,407)	25,194	(63,489)
Increase in net earnings for interest expense recognized during the period relating to Convertible Notes	—	—	—	—
Reduction in net earnings due to dilutive impact of stock- based awards in Teekay LNG and Teekay Tankers	—	—	—	—
Net (loss) income attributable to the shareholders of Teekay Corporation - diluted	(2,913)	(35,407)	25,194	(63,489)

Weighted average number of common shares (1)	102,307,273	101,107,371	102,090,921	101,034,362
Dilutive effect of Convertible Notes	—	—	—	—
Dilutive effect of stock-based awards	—	—	558,053	—
Common stock and common stock equivalents	102,307,273	101,107,371	102,648,974	101,034,362
Income (loss) per common share
- Basic	(0.03)	(0.35)	0.25	(0.63)
- Diluted	(0.03)	(0.35)	0.25	(0.63)